Capital management (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Long-term debt	$ 979,575	$ 1,215,674
Cash and cash equivalents	$ 356,499	$ 146,864	$ 53,852